Gains and losses on disposal and main changes in scope of consolidation - Takeover of VOO in Belgium (Details) - EUR (€) € in Millions			12 Months Ended
	Jun. 02, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired			€ 1,416	€ 58	€ 211
Telekom Romania Communications [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost, net of transaction costs		€ 296		€ 285
Transaction Costs		11
Cash acquired		(90)
Cash paid for investment securities, net of cash acquired		€ 195
VOO
Disclosure of detailed information about business combination [line items]
Acquisition cost, net of transaction costs	€ 1,369
Transaction costs	24
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	€ 1,373		€ 1,373
VOO | Orange Belgium [member] | Nethys [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in entity's subsidiary that counterparty has put-option to obtain	11.00%